Equity (Share-based Payments to Employees, Restricted Shares) (Details) - Restricted shares [Member] shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) shares
Officers and senior employees [Member] | June 20, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands) | shares	2,211
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Fair value at the grant date (Million) | $	$ 10.0
Officers and senior employees [Member] | March 6, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands) | shares	1,726
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Fair value at the grant date (Million) | $	$ 8.0
ICLs Directors (excluding ICLs CEO and Chairman of the BOD) [Member] | January 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands) | shares	137
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Fair value at the grant date (Million) | $	$ 0.6
ICLs Directors (excluding directors who are officers or directors of Israel Corporation Ltd.) [Member] | April 23, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands) | shares	177
Vesting conditions	3 equal tranches: (1) one third on January 1, 2021 (2) one third on January 1, 2022 (3) one third on January 1,2023	[1]
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the Grant Date (the approval date of the annual General Meeting of shareholders).
Fair value at the grant date (Million) | $	$ 0.6
Former Chairman B O D [Member] | August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands) | shares	53
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Fair value at the grant date (Million) | $	$ 0.3
Former Chairman B O D [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands) | shares	47
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Fair value at the grant date (Million) | $	$ 0.2
CEO [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments (thousands) | shares	121
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Fair value at the grant date (Million) | $	$ 0.6

[1]	Vesting of the Restricted Shares would be fully accelerated if the holder ceases to serve as a director of the Company, unless he/she ceased to hold office due to those certain circumstances regarding early termination of office or imposition of enforcement measures, as set forth in Sections 231-232a and 233(2) of the Israeli Companies Law.